Expected Credit Losses (Details) - Schedule of composition - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Composition Abstract
Expense of allowances established for credit risk	$ 418,416	$ 93,710	$ 520,307
Expense of provisions for contingent loans	51,445	(5,132)	73,210
Recovery of written-off credits	(65,740)	(70,407)	(41,759)
Impairments for credit risk from financial assets at fair value through other comprehensive income	8,009	1,001	(4,652)
Total	$ 412,130	$ 19,172	$ 547,106